Financial Risk Management and Financial Instruments - Summary of Changes in Warrants Liability (Details) - Warrants - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Changes In Warrants Liability [Line Items]
Beginning balance	€ 346	€ 34
Issuance of warrant for cash		9	€ 27
Non cash changes in profit or loss
Changes in fair value	(39)	313	7
Effect of changes in foreign exchange rates	26	(10)
Ending balance	€ 333	€ 346	€ 34